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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment           [_]; Amendment Number: __________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 Lakeside Drive
         Burbank, CA 91505

Form 13F File Number:  28-12223

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory S. Martin
Title: CFO and Treasurer
Phone: (818) 845-4444

Signature, Place, and Date of Signing:

/s/ Gregory S. Martin    Burbank, CA    11/13/2007
----------------------  --------------  ----------
     [Signature]        [City, State]     [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             4
Form 13F Information Table Entry Total:        12
Form 13F Information Table Value Total:        $487,424 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name

      1        28-12228       Shamrock Activist Value Fund GP, L.L.C.

      2        28-12224       Shamrock Partners Activist Value Fund, L.L.C.

      3        28-12226       Shamrock Holdings of California, Inc.

      4        28-12225       Shamrock Holdings, Inc.

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                                   FORM 13F
                               INFORMATION TABLE
                        Shamrock Capital Advisors, Inc.
                          FORM 13F INFORMATION TABLE
                              AS OF DATE 9/30/07

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
                                                                                                     Column 8
                                                                                               ---------------------
Column 1                    Column 2 Column 3  Column 4      Column 5       Column 6  Column 7   VOTING AUTHORITY
--------                    -------- --------- -------- ------------------ ---------- -------- ---------------------
                            TITLE OF            VALUE    TOTAL    SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER               CLASS    CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------              -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Coinstar Inc                    COM  19259P300  79,417  2,468,679 SH        DEFINED   1,2,3,4  2,468,679
Collectors Universe Inc     COM NEW  19421R200  16,267  1,156,933 SH        DEFINED   1,2,3,4  1,156,933
eResearch Technology Inc        COM  29481V108  30,975  2,719,447 SH        DEFINED   1,2,3,4  2,719,447
iPass Inc                       COM  46261V108  38,337  9,127,950 SH        DEFINED   1,2,3,4  9,127,950
Jackson Hewitt Tax Svcs Inc     COM  468202106  40,749  1,457,400 SH        DEFINED   1,2,3,4  1,457,400
Magellan Health Svcs Inc    COM NEW  559079207  73,972  1,822,878 SH        DEFINED   1,2,3,4  1,822,878
Modine Mfg Co                   COM  607828100  55,713  2,092,900 SH        DEFINED   1,2,3,4  2,092,900
NuCO2 Inc                       COM  629428103  27,373  1,063,432 SH        DEFINED   1,2,3,4  1,063,432
Panera Bread Co                CL A  69840W108  10,588    259,500 SH        DEFINED   1,2,3,4    259,500
Reddy Ice Hldgs Inc             COM  75734R105  39,332  1,491,542 SH        DEFINED   1,2,3,4  1,491,542
TNS Inc                         COM  872960109  38,765  2,413,746 SH        DEFINED   1,2,3,4  2,413,746
Websense Inc                    COM  947684106  35,936  1,821,365 SH        DEFINED   1,2,3,4  1,821,365
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